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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

             Report for the Calendar Year or Quarter Ended December 31, 2000

               (Please read instructions before preparing form.)

If amended report check here:  [ ]

TD Waterhouse Asset Management, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

100 Wall Street,              New York,      NY                  10005
--------------------------------------------------------------------------------
Business Address (Street)     (City)       (State)               (Zip)

Michele R. Teichner,          212-908-7537,            Senior Vice President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION
  Intentional misstatements or omissions of facts constitute Federal Criminal
               Violations. See U.S.C. 1001 and 15 U.S.C. 78ff(a)

           The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents all that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

             Pursuant to the requirements of Securities and Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 09 day of February, 2001.


This is a 13F holdings report.          TD Waterhouse Asset Management, Inc.
                                        ------------------------------------
                                        (Name of Institutional Investor)

                                        /s/ Michele R. Teichner
                                        ------------------------------------
                                        (Manual Signature of Person Duly
                                         Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing the report): (List in alphabetical order).

13F File Numbers with be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:  Name:                     13F File No.:

1. ___________________________________  6._____________________________________

2. ___________________________________  7._____________________________________

3. ___________________________________  8._____________________________________

4. ___________________________________  9._____________________________________

5. ___________________________________ 10._____________________________________


                                                                 SEC 1685 (5/91)

                                    FORM 13F

Page 1 of 1     Name of Reporting Manager   TD Waterhouse Asset Management, Inc.


13F  -   12/31/2000                                                                                    S.E.C. USE ONLY

    ITEM 1                       ITEM 2        ITEM 3        ITEM 4         ITEM 5         ITEM 6     ITEM 7       ITEM 8

                                                                                                     MANAGERS     VOTING
                                                                          SHARES OF      INVESTMENT    SEE       AUTHORITY
                                               CUSIP       FAIR MARKET    PRINCIPAL      DISCRETION  INSTR. V     (SHARES)
NAME OF ISSUER               TITLE OF CLASS    NUMBER         VALUE         AMOUNT        (A)SOLE      N.A.       (A)SOLE

ALCOA INC                          COM         13817101      2,864        85,495 sh        Sole       N/A          Sole
AMERICAN EXPRESS CO                COM         25816109      4,697        85,495 sh        Sole       N/A          Sole
AT&T CORP                          COM          1957109      1,480        85,495 sh        Sole       N/A          Sole
BOEING CO                          COM         97023105      5,643        85,495 sh        Sole       N/A          Sole
CATERPILLAR INC                    COM        149123101      4,045        85,495 sh        Sole       N/A          Sole
CITIGROUP INC                      COM        172967101      4,366        85,495 sh        Sole       N/A          Sole
COCA-COLA COMPANY                  COM        191216100      5,210        85,495 sh        Sole       N/A          Sole
DUPONT E I DE NEMOURS              COM        263534109      4,130        85,495 sh        Sole       N/A          Sole
EASTMAN KODAK COMPANY              COM        277461109      3,366        85,495 sh        Sole       N/A          Sole
EXXON MOBIL CORPORATION            COM        30231G102      7,433        85,495 sh        Sole       N/A          Sole
GENERAL ELECTRIC CO                COM        369604103      4,098        85,495 sh        Sole       N/A          Sole
GENERAL MOTORS CORP                COM        370442105      4,355        85,495 sh        Sole       N/A          Sole
HEWLETT PACKARD CO                 COM        428236103      2,698        85,495 sh        Sole       N/A          Sole
HOME DEPOT                         COM        437076102      3,906        85,495 sh        Sole       N/A          Sole
HONEYWELL INTL INC                 COM        438516106      4,045        85,495 sh        Sole       N/A          Sole
INTEL CORP                         COM        458140100      2,570        85,495 sh        Sole       N/A          Sole
IBM CORPORATION                    COM        459200101      7,267        85,495 sh        Sole       N/A          Sole
INTERNATIONAL PAPER CO             COM        460146103      3,489        85,495 sh        Sole       N/A          Sole
JOHNSON & JOHNSON                  COM        478160104      8,982        85,495 sh        Sole       N/A          Sole
MCDONALD'S CORP                    COM        580135101      2,907        85,495 sh        Sole       N/A          Sole
MERCK & CO                         COM        589331107      8,004        85,495 sh        Sole       N/A          Sole
MICROSOFT CORP                     COM        594918104      3,708        85,495 sh        Sole       N/A          Sole
MINNESOTA MNG & MFG CO             COM        604059105     10,302        85,495 sh        Sole       N/A          Sole
MORGAN J.P. & COMPANY              COM        616880100     14,150        85,495 sh        Sole       N/A          Sole
PHILIP MORRIS COS INC              COM        718154107      3,762        85,495 sh        Sole       N/A          Sole
PROCTER & GAMBLE CO                COM        742718109      6,706        85,495 sh        Sole       N/A          Sole
SBC COMMUNICATIONS INC.            COM        78387G103      4,083        85,495 sh        Sole       N/A          Sole
UNITED TECHNOLOGIES CORP           COM        913017109      6,722        85,495 sh        Sole       N/A          Sole
WAL-MART STORES INC                COM        931142103      4,542        85,495 sh        Sole       N/A          Sole
WALT DISNEY CO                COM Disney      254687106      2,474        85,495 sh        Sole       N/A          Sole
                                                           -------


COLUMN TOTALS                                              152,004
                                                           =======